Investments in Investee Entities	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [abstract]
Investments in Investee Entities
Note 7 - Investments in Investee Entities

A.	Consolidated entities:

1)	Business combinations

Signing of an agreement to acquire a company in the solar energy and energy storage segment in the United States - Clēnera LLC

On August 2, 2021, the Company acquired 90.1% of the holdings in Clēnera LLC (hereinafter: “Clēnera”), for a total value of up to USD 433 million, in a transaction which includes a progressive performance-based consideration mechanism.

The series of projects in development which was included in the transaction includes approximately 50 large (utility scale) solar projects in various stages of development, at a scope of approximately 12 gigawatts (in terms of DC capacity), some of which are projects with integrated energy storage in a cumulative scope of approximately 5.5 gigawatt hours (hereinafter: the “Development Portfolio”).

The Company intends to operate in the United States according to the “Developer and IPP” business model (developer and electricity producer / project owner).

Transaction structure
1.
The Company, through a wholly controlled American subsidiary, acquired the seller’s holdings, including the development portfolio and all of Clēnera’s capabilities and know-how, while the two founders will maintain a minority stake of 9.9%.

2.
The consideration for the transaction is comprised of upfront payments and future performance-dependent payments that will be determined in accordance with a gradual, performance-based, “earn out” payment mechanism, which will gradually decrease according to the projects’ respective years of commercial operation, until 2025.

Projects that reach commercial operation after 2025 will not be eligible for earn out payments, according to the mechanism which was determined. Additionally, approximately 39% of the earn out payment is subject to the two founders’ continued tenure and provision of services to Clēnera, for a minimum of 3 years, including subtraction mechanisms in case of their departure, according to the date and circumstances of the departure.

3.	5 years after the closing of the transaction, the founders will be given the opportunity to exercise a put option in respect of their holdings in Clēnera, in accordance with an agreed-upon mechanism.

4.
Management services - The transaction also included the signing of agreements for the provision of management services, according to which Clēnera will continue granting development services for the projects, as well as operations management services to third parties in respect of the projects which it has initiated and sold, at a scope of approximately 1.6 gigawatts.

Update of the liabilities in respect of performance-based (“earn out”) consideration and put option in connection with the transaction to acquire Clēnera LLC

During 2022, changes occurred in the Company’s estimates regarding the placed in service date of a limited number of projects, in the range of up to one year, relative to the previous estimates. Additionally, on December 30, 2022, the company signed an update to the agreement in which it increased the earn out rate for the Atrisco project. In accordance with these changes, the Company updated the calculation and reduced the value of the contingent performance-based (“earn out”) consideration in the amount of approximately USD 10,293 thousand, and reduced the value in respect of the put option in the amount of approximately USD 1,709 thousand.

The total impact amounted to approximately USD 12,002 thousand and was recorded as “other income” in the statement of income.

2) Details of material consolidated entities which are held by the Company:

Entity name	Country of incorporation	Effective stake in equity interests consolidated entity
		As of December 31
		2022	2021
		%	%
Enlight - Eshkol Havatzelet L.P. (hereinafter: “Havatzelet”)	Israel	100	100
Eshkol Havatzelet - Halutziot - Enlight L.P. (hereinafter: “Halutziot”)	Israel	89.99	89.99
Tlamim Enlight L.P. (hereinafter: “Tlamim”)	Israel	100	100
Mivtachim Green Energies Ltd. (hereinafter: “Mivtachim”)	Israel	100	100
Talmei Bilu Green Energies Ltd. (hereinafter: “Talmei Bilu”)	Israel	100	100
Eshkol Ela - Kramim - Enlight L.P. (hereinafter: “Kramim”)	Israel	100	100
Eshkol Brosh - Idan - Enlight L.P. (hereinafter: “Idan”)	Israel	100	100
Eshkol Zayit - Zayit Yarok - Enlight L.P. (hereinafter: “Zayit Yarok”)	Israel	100	100
Peirot HaGolan - Enlight L.P. (hereinafter: “Peirot HaGolan”)	Israel	51	51
Eshkol Gefen - Barbur - Enlight L.P. (hereinafter: “Barbur”)	Israel	51	51
Sde Nehemia - Enlight L.P. (hereinafter: “Sde Nehemia”)	Israel	100	100
Emek HaBacha Wind Energy Ltd. (hereinafter: “Emek HaBacha”)	Israel	40.85	40.85
Enlight Kramim L.P. (hereinafter: “Enlight Kramim”)	Israel	74	74
Enlight Beit Shikma L.P. (hereinafter: “Beit Shikma”)	Israel	100	100
Orsol Energy 3 (A.A.) L.P. (hereinafter: “Revivim”)	Israel	90	90
Enlight Kidmat Zvi L.P. (Hereinafter: “Kidmat Tzvi”)	Israel	74	74
Enlight - Eshkol Dekel L.P. (hereinafter: “Beit Rimon”)	Israel	50.1	50.1
Enlight Beit HaShita Solar Energy, L.P. (hereinafter: “Beit HaShita”)	Israel	74	74
Ruach Beresheet L.P. (hereinafter: “Ruach Beresheet”)	Israel	54	60
Enlight Sde Nitzan L.P.	Israel	74	-
Enlight Ein Habesor L.P.	Israel	74	-
Enlight Maccabi L.P.	Israel	50.1	-
Tullynamoyle Wind Farm 3 Limited (hereinafter: “Tullynamoyle”)	Ireland	50.1	50.1
Vjetroelektrana Lukovac d.o.o (hereinafter: “Lukovac”)	Croatia	50.1	50.1
EW-K-Wind d.o.o (hereinafter: “EWK”)	Serbia	50.1	50.1
Megujulohaz kft (hereinafter: “Meg”)	Hungary	50.1	50.1
Raaba Green kft (hereinafter: “Raaba”)	Hungary	50.1	50.1
Rabba ACDC KFT (hereinafter: “Raaba ACDC”)	Hungary	100	100
SOWI Kosovo LLC (hereinafter: “SOWI”)	Kosovo	48	48
Vindpark Malarberget I Norberg AB (hereinafter: “Picasso”)	Sweden	68.8	68.8
Generacion Eolica Castilla La Mancha Sl (hereinafter: “Gecama”)	Spain	72	72
Björnberget Vindkraft AB (R) (hereinafter: “Bjornberget”)	Sweden	55.18	56.2
Clenera holdings LLC	USA	90.1	90.1

B.  Subsidiaries entities in which the non-controlling interests are material:

This section includes details regarding subsidiaries, as of the date of the relevant statement of financial position, whose non-controlling interests constitute at least 10% of the capital attributed to the owners of the Company and/or where the profit (loss) in the relevant year which is attributed to non-controlling interests constitutes at least 10% (in absolute values) of the profit (loss) attributed to owners in the relevant year.

Data from the financial statements of companies whose functional currency is a foreign currency - assets and liabilities were translated according to the relevant representative exchange rates as of December 31. Results and cash flow items were translated according to the average exchange rates during the year.

	As of December 31, 2022						For the year ended December 31, 2022
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op	49.9	26,276	21,511	230,604	18,345	181,112	40,348	13,875	3,542	26,998	(911)	(20,133)	5,954

Danuba Power	52	25,792	20,362	134,658	11,252	94,168	23,718	7,323	3,808	11,857	(28,775)	19,144	2,226

The Iberian Wind	28.01	56,786	48,514	412,951	36,803	222,372	43,512	21,026	5,902	22,915	(108,038)	106,344	21,221

	As of December 31, 2021						For the year ended December 31, 2021
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit (loss)	Profit (loss) attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op	49.90	19,196	17,002	252,630	17,359	213,806	49,510	17,354	5,911	29,673	1,297	(30,708)	262

The Nordic Wind	31.18	21,184	18,354	179,603	20,017	110,002	11,757	6,017	1,876	(3,839)	5,817	1,084	3,062

Danuba Power	52	23,487	12,135	139,701	20,392	86,277	-	2,277	1,184	3,093	(62,746)	63,838	4,185

Bjornberget	49	55,144	34,008	203,728	15,419	109,778	-	(72)	(35)	(118)	(75,037)	103,552	28,397

	As of December 31, 2020						For the year ended December 31, 2020
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit (loss)	Profit (loss) attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Mivtachim	-	-	-	-	-	-	2,473	(3,422)	1,189	6,582	493	(6,726)	350

Co-Op	49.90	12,277	17,821	282,885	27,270	248,833	40,785	8,177	4,079	23,028	(184)	(24,204)	(1,360)

The Iberian Wind	28.07	34,837	6,145	133,536	7,185	8,406	-	(35)	(10)	(383)	(80,745)	85,222	4,094